Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.6%
Security	Principal Amount (000's omitted)	Value
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 11.476%, (3 mo. SOFR + 6.11%), 5/15/30(1)(2)	$1,000	$ 872,270
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.42%, (3 mo. SOFR + 7.11%), 4/17/33(1)(2)	550	501,461
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 12.59%, (3 mo. SOFR + 7.28%), 1/15/33(1)(2)	750	736,000
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	500	493,702
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.718%, (3 mo. SOFR + 7.39%), 10/20/34(1)(2)	1,000	954,869
Canyon Capital CLO, Ltd., Series 2019-2A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	400	372,656
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.073%, (3 mo. SOFR + 6.76%), 1/14/32(1)(2)	600	500,081
Series 2015-5A, Class DR, 12.288%, (3 mo. SOFR + 6.96%), 1/20/32(1)(2)	500	436,799
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 12.088%, (3 mo. SOFR + 6.76%), 10/20/32(1)(2)	500	449,104
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.215%, (3 mo. SOFR + 6.91%), 10/15/30(1)(2)	500	467,362
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.838%, (3 mo. SOFR + 5.51%), 4/20/31(1)(2)	500	451,684
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 11.338%, (3 mo. SOFR + 6.01%), 1/20/31(1)(2)	600	557,534
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 12.088%, (3 mo. SOFR + 6.76%), 4/20/31(1)(2)	500	477,833
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	450	421,187
Series 2019-1A, Class DR, 12.131%, (3 mo. SOFR + 6.76%), 11/14/34(1)(2)	500	488,721
RAD CLO 7, Ltd., Series 2020-7A, Class E, 12.07%, (3 mo. SOFR + 6.76%), 4/17/33(1)(2)	575	568,658
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	300	276,963
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.57%, (3 mo. SOFR + 7.26%), 1/15/33(1)(2)	500	502,479
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 11.778%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	375	288,615
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.358%, (3 mo. SOFR + 7.03%), 7/20/32(1)(2)	500	433,621
Security	Principal Amount (000's omitted)	Value
Voya CLO, Ltd., Series 2013-1A, Class DR, 12.05%, (3 mo. SOFR + 6.74%), 10/15/30(1)(2)	$1,000	$ 764,854
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.81%, (3 mo. SOFR + 7.50%), 4/15/33(1)(2)	550	496,878
Total Asset-Backed Securities (identified cost $12,531,300)		$ 11,513,331

Closed-End Funds — 3.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$ 623,428
Invesco Senior Income Trust	178,510	699,759
Nuveen Credit Strategies Income Fund	180,539	913,527
Nuveen Floating Rate Income Fund	123,571	1,014,518
Total Closed-End Funds (identified cost $4,361,226)		$ 3,251,232

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services, LLC(3)(4)(5)	28	$ 0
		$ 0
Commercial Services & Supplies — 0.2%
Monitronics International, Inc.(4)(5)	4,716	$ 99,036
Phoenix Services International, LLC(4)(5)	7,568	75,680
Phoenix Services International, LLC(4)(5)	690	6,900
		$ 181,616
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	25,137	$ 22,281
		$ 22,281
Entertainment — 0.2%
New Cineworld, Ltd.(4)(5)	7,709	$ 182,447
		$ 182,447
Household Durables — 0.5%
Serta Simmons Bedding, Inc.(4)(5)	35,996	$ 533,191
Serta SSB Equipment Co.(3)(4)(5)	35,996	0
		$ 533,191

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Investment Companies — 0.0%(6)
Aegletes B.V.(4)(5)	6,311	$ 15,225
Jubilee Topco, Ltd., Class A(3)(4)(5)	995,275	0
		$ 15,225
Pharmaceuticals — 0.0%(6)
Covis Midco 1 S.a.r.l., Class A(4)(5)	147	$ 75
Covis Midco 1 S.a.r.l., Class B(4)(5)	147	75
Covis Midco 1 S.a.r.l., Class C(4)(5)	147	75
Covis Midco 1 S.a.r.l., Class D(4)(5)	147	75
Covis Midco 1 S.a.r.l., Class E(4)(5)	147	75
		$ 375
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	269	$ 12,839
		$ 12,839
Telecommunications — 0.0%
Global Eagle Entertainment(3)(4)(5)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $1,838,210)		$ 947,974

Corporate Bonds — 6.4%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 4.875%, 5/1/29	$135	$ 118,783
		$ 118,783
Automotive — 0.5%
Clarios Global, L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$500	$ 499,503
		$ 499,503
Building and Development — 0.2%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$135	$ 124,787
Standard Industries, Inc., 4.75%, 1/15/28(1)	135	121,939
		$ 246,726
Business Equipment and Services — 1.0%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$500	$ 486,932
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	$260	$ 258,486
5.75%, 4/15/26(1)	325	315,649
		$ 1,061,067
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$135	$ 110,986
		$ 110,986
Chemicals and Plastics — 0.5%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$500	$ 491,707
		$ 491,707
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 124,868
		$ 124,868
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$135	$ 128,381
Performance Food Group, Inc., 5.50%, 10/15/27(1)	300	284,504
		$ 412,885
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 104,493
		$ 104,493
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 115,098
		$ 115,098
Entertainment — 0.5%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$500	$ 502,763
		$ 502,763
Financial Intermediaries — 0.4%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$500	$ 445,753
		$ 445,753

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$135	$ 115,218
		$ 115,218
Health Care — 0.7%
Centene Corp., 3.375%, 2/15/30	$129	$ 107,742
LifePoint Health, Inc., 5.375%, 1/15/29(1)	135	94,433
Tenet Healthcare Corp., 6.875%, 11/15/31	500	479,918
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	135	116,313
		$ 798,406
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$135	$ 112,811
		$ 112,811
Insurance — 0.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$100	$ 93,106
		$ 93,106
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$135	$ 123,354
		$ 123,354
Media — 0.3%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$135	$ 2,901
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(7)	0(8)	4
iHeartCommunications, Inc.:
6.375%, 5/1/26	102	88,318
8.375%, 5/1/27	185	133,277
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	135	115,370
		$ 339,870
Oil and Gas — 0.1%
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)	$135	$ 129,383
		$ 129,383
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$135	$ 116,356
		$ 116,356
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$135	$ 120,138
		$ 120,138
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 113,082
		$ 113,082
Utilities — 0.4%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$500	$ 379,895
		$ 379,895
Wireless Telecommunication Services — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$275	$ 247,985
		$ 247,985
Total Corporate Bonds (identified cost $7,385,777)		$ 6,924,236

Senior Floating-Rate Loans — 127.9%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.2%
Aernnova Aerospace S.A.U.:
Term Loan, 6.783%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	696	$ 724,948
Term Loan, 6.934%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	179	185,884
Dynasty Acquisition Co., Inc.:
Term Loan, 9.316%, (SOFR + 4.00%), 8/24/28		140	139,598
Term Loan, 9.316%, (SOFR + 4.00%), 8/24/28		60	59,828
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (SOFR + 6.50%), 7/18/23(3)		202	155,709
WP CPP Holdings, LLC, Term Loan, 9.27%, (SOFR + 3.75%), 4/30/25		1,158	1,093,651
			$ 2,359,618
Airlines — 1.1%
American Airlines, Inc., Term Loan, 10.338%, (SOFR + 4.75%), 4/20/28		879	$ 906,706
Mileage Plus Holdings, LLC, Term Loan, 10.798%, (SOFR + 5.25%), 6/21/27		263	273,197
			$ 1,179,903

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 2.6%
Adient US, LLC, Term Loan, 8.681%, (SOFR + 3.25%), 4/10/28		322	$ 322,824
Clarios Global, L.P., Term Loan, 9.066%, (SOFR + 3.75%), 5/6/30		625	625,078
DexKo Global, Inc.:
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	70	72,379
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	155	161,578
Term Loan, 9.402%, (SOFR + 3.75%), 10/4/28		197	192,537
Garrett LX I S.a.r.l., Term Loan, 8.881%, (SOFR + 3.25%), 4/30/28		343	342,142
Garrett Motion, Inc., Term Loan, 10.131%, (SOFR + 4.50%), 4/30/28		196	196,920
LTI Holdings, Inc., Term Loan, 10.181%, (SOFR + 4.75%), 7/24/26		270	264,036
RealTruck Group, Inc., Term Loan, 1/31/28(10)		200	196,000
Truck Hero, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 1/31/28		495	474,096
			$ 2,847,590
Automobiles — 0.7%
MajorDrive Holdings IV, LLC:
Term Loan, 9.652%, (SOFR + 4.00%), 6/1/28		318	$ 315,305
Term Loan, 11.04%, (SOFR + 5.50%), 6/1/29		419	417,578
			$ 732,883
Beverages — 1.3%
Arterra Wines Canada, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 11/24/27		486	$ 468,711
City Brewing Company, LLC, Term Loan, 9.07%, (SOFR + 3.50%), 4/5/28		318	211,239
Triton Water Holdings, Inc., Term Loan, 8.902%, (SOFR + 3.25%), 3/31/28		733	718,529
			$ 1,398,479
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 3/12/26		180	$ 177,880
Alltech, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 10/13/28		123	119,435
			$ 297,315
Building Products — 2.0%
Cornerstone Building Brands, Inc., Term Loan, 8.682%, (SOFR + 3.25%), 4/12/28		904	$ 882,565
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
LHS Borrower, LLC, Term Loan, 10.06%, (SOFR + 4.75%), 2/16/29		289	$ 264,622
MI Windows and Doors, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/18/27		537	537,958
Oscar AcquisitionCo, LLC, Term Loan, 9.99%, (SOFR + 4.50%), 4/29/29		223	220,578
Standard Industries, Inc., Term Loan, 7.938%, (SOFR + 2.50%), 9/22/28		280	280,642
			$ 2,186,365
Capital Markets — 4.6%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28		496	$ 496,971
AllSpring Buyer, LLC, Term Loan, 8.65%, (SOFR + 3.25%), 11/1/28		393	389,273
Aretec Group, Inc.:
Term Loan, 9.666%, (SOFR + 4.25%), 10/1/25		742	743,020
Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30		200	198,453
Citadel Securities, L.P., Term Loan, 7.931%, (SOFR + 2.50%), 7/29/30		200	199,344
Edelman Financial Center, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 4/7/28		440	436,108
EIG Management Company, LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25		118	118,125
FinCo I, LLC, Term Loan, 8.369%, (SOFR + 3.00%), 6/27/29		349	349,780
Focus Financial Partners, LLC:
Term Loan, 7.816%, (SOFR + 2.50%), 6/30/28		489	488,194
Term Loan, 8.816%, (SOFR + 3.50%), 6/30/28		175	175,109
HighTower Holdings, LLC, Term Loan, 9.612%, (SOFR + 4.00%), 4/21/28		744	742,443
Hudson River Trading, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 3/20/28		538	535,498
Mariner Wealth Advisors, LLC, Term Loan, 8.901%, (SOFR + 3.25%), 8/18/28		123	121,604
			$ 4,993,922
Chemicals — 7.7%
Aruba Investments, Inc.:
Term Loan, 7.858%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	244	$ 246,752
Term Loan, 9.416%, (SOFR + 4.00%), 11/24/27		341	335,739
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 12/20/29(10)		600	601,834
Charter NEX US, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 12/1/27		469	465,645

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
CPC Acquisition Corp., Term Loan, 9.402%, (SOFR + 3.75%), 12/29/27		326	$ 270,588
Gemini HDPE, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 12/31/27		336	335,607
Groupe Solmax, Inc., Term Loan, 10.30%, (SOFR + 4.75%), 5/29/28(11)		440	413,116
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.273%, (SOFR + 3.75%), 6/23/30		150	149,437
INEOS Finance PLC, Term Loan, 6.608%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	175	182,128
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 7.858%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	75	78,521
Term Loan, 9.166%, (SOFR + 3.75%), 3/14/30		125	124,532
INEOS Styrolution US Holding, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 1/29/26		978	975,667
INEOS US Finance, LLC:
Term Loan, 7.916%, (SOFR + 2.50%), 11/8/28		148	146,681
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30		224	223,315
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27		498	496,256
Kraton Corporation, Term Loan, 8.921%, (SOFR + 3.25%), 3/15/29		421	415,729
Lonza Group AG, Term Loan, 9.415%, (SOFR + 3.93%), 7/3/28		709	631,200
Momentive Performance Materials, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 3/29/28		398	388,747
Olympus Water US Holding Corporation, Term Loan, 9.402%, (SOFR + 3.75%), 11/9/28		688	680,102
Orion Engineered Carbons GmbH, Term Loan, 7.64%, (SOFR + 2.15%), 9/24/28		98	97,449
Rohm Holding GmbH, Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26		440	414,046
SCUR-Alpha 1503 GmbH, Term Loan, 10.869%, (SOFR + 5.50%), 3/29/30		149	138,430
Starfruit Finco B.V., Term Loan, 9.347%, (SOFR + 4.00%), 4/3/28		175	172,708
Tronox Finance, LLC, Term Loan, 8.832%, (SOFR + 3.50%), 8/16/28		150	148,828
W.R. Grace & Co.-Conn., Term Loan, 9.402%, (SOFR + 3.75%), 9/22/28		295	293,866
			$ 8,426,923
Commercial Services & Supplies — 5.3%
Allied Universal Holdco, LLC, Term Loan, 9.166%, (SOFR + 3.75%), 5/12/28		990	$ 958,233
Belfor Holdings, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 4/6/26		239	239,824
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions, LLC, Term Loan, 9.324%, (SOFR + 4.00%), 9/22/30		1,572	$ 1,563,680
Garda World Security Corporation, Term Loan, 9.746%, (SOFR + 4.25%), 10/30/26		495	495,693
GFL Environmental, Inc., Term Loan, 7.824%, (SOFR + 2.50%), 5/31/27		14	13,889
LABL, Inc., Term Loan, 10.416%, (SOFR + 5.00%), 10/29/28		172	171,772
Monitronics International, Inc., Term Loan, 13.078%, (SOFR + 7.50%), 6/30/28		260	262,883
PECF USS Intermediate Holding III Corporation, Term Loan, 9.881%, (SOFR + 4.25%), 12/15/28		442	356,210
Phoenix Services International, LLC, Term Loan, 11.416%, (SOFR + 6.10%), 6/30/28		91	84,719
SITEL Worldwide Corporation, Term Loan, 9.181%, (SOFR + 3.75%), 8/28/28		884	861,982
Tempo Acquisition, LLC, Term Loan, 8.07%, (SOFR + 3.00%), 8/31/28		495	495,445
TruGreen Limited Partnership, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27		292	278,439
			$ 5,782,769
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.431%, (SOFR + 5.00%), 11/1/28		76	$ 76,295
			$ 76,295
Construction Materials — 0.9%
Quikrete Holdings, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 3/19/29		985	$ 986,026
			$ 986,026
Consumer Staples Distribution & Retail — 0.3%
Cardenas Markets, Inc., Term Loan, 12.24%, (SOFR + 6.75%), 8/1/29		124	$ 124,437
Peer Holding III B.V., Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	150	158,637
			$ 283,074
Containers & Packaging — 1.5%
Berlin Packaging, LLC, Term Loan, 9.204%, (SOFR + 3.75%), 3/11/28(11)		517	$ 512,864
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.591%, (SOFR + 4.18%), 4/13/29		643	635,166
Pretium PKG Holdings, Inc.:
Term Loan, 9.509%, (SOFR + 4.00%), 10/2/28(11)		147	91,078

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc.: (continued)
Term Loan - Second Lien, 12.236%, (SOFR + 6.75%), 10/1/29(11)		100	$ 32,167
Trident TPI Holdings, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 9/15/28		355	354,957
			$ 1,626,232
Distributors — 0.7%
Autokiniton US Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.50%), 4/6/28		733	$ 719,379
Phillips Feed Service, Inc., Term Loan, 12.32%, (SOFR + 7.00%), 11/13/24(3)		49	39,116
			$ 758,495
Diversified Consumer Services — 0.9%
Ascend Learning, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28		172	$ 164,200
KUEHG Corp., Term Loan, 10.39%, (SOFR + 5.00%), 6/12/30		625	626,875
Sotheby's, Term Loan, 10.07%, (SOFR + 4.50%), 1/15/27		202	197,630
			$ 988,705
Diversified Financial Services — 0.9%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 263,569
Sandy BidCo B.V., Term Loan, 7.338%, (3 mo. EURIBOR + 3.75%), 8/17/29	EUR	275	288,808
Zephyr Bidco Limited, Term Loan, 9.968%, (SONIA + 4.75%), 7/23/25	GBP	350	423,654
			$ 976,031
Diversified Telecommunication Services — 1.7%
Altice France S.A., Term Loan, 10.808%, (SOFR + 5.50%), 8/15/28		443	$ 401,795
GEE Holdings 2, LLC:
Term Loan, 13.50%, (SOFR + 8.00%), 3/24/25		186	182,611
Term Loan - Second Lien, 13.648%, (SOFR + 8.25%), 3/23/26		420	251,986
Virgin Media Bristol, LLC, Term Loan, 8.697%, (SOFR + 3.25%), 1/31/29		1,075	1,052,408
			$ 1,888,800
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 5/13/29		299	$ 300,147
			$ 300,147
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components — 2.2%
Chamberlain Group, Inc., Term Loan, 8.66%, (SOFR + 3.25%), 11/3/28		393	$ 387,883
Creation Technologies, Inc., Term Loan, 11.03%, (SOFR + 5.50%), 10/5/28		396	375,957
Ingram Micro, Inc., Term Loan, 6/30/28(10)		600	598,500
Mirion Technologies, Inc., Term Loan, 8.402%, (SOFR + 2.75%), 10/20/28		146	146,549
Verifone Systems, Inc., Term Loan, 9.653%, (SOFR + 4.00%), 8/20/25		496	462,710
Verisure Holding AB, Term Loan, 6.972%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	375	393,095
			$ 2,364,694
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 16.713%, (SOFR + 13.00%), 12/29/23(3)(12)		25	$ 19,727
			$ 19,727
Engineering & Construction — 1.0%
Aegion Corporation, Term Loan, 10.181%, (SOFR + 4.75%), 5/17/28		298	$ 296,879
American Residential Services, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 10/15/27		267	267,103
Northstar Group Services, Inc., Term Loan, 10.931%, (SOFR + 5.50%), 11/12/26		582	583,082
			$ 1,147,064
Entertainment — 1.1%
Crown Finance US, Inc., Term Loan, 14.381%, (SOFR + 8.50%), 7/31/28		165	$ 169,218
EP Purchaser, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 11/6/28		99	97,392
Renaissance Holding Corp.:
Term Loan, 10.066%, (SOFR + 4.75%), 4/5/30		275	273,224
Term Loan - Second Lien, 12.416%, (SOFR + 7.00%), 5/29/26		48	48,326
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	154,110
Term Loan, 11.859%, (6 mo. EURIBOR + 8.00%), 5.359% cash, 6.50% PIK, 12/31/27	EUR	1,008	509,690
			$ 1,251,960
Financial Services — 1.1%
GTCR W Merger Sub, LLC, Term Loan, 9/20/30(10)		850	$ 850,333
NCR Atleos, LLC, Term Loan, 3/27/29(10)		375	361,641
			$ 1,211,974

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 1.8%
8th Avenue Food & Provisions, Inc., Term Loan, 10.181%, (SOFR + 4.75%), 10/1/25		147	$ 141,487
CHG PPC Parent, LLC, Term Loan, 8.431%, (SOFR + 3.00%), 12/8/28		123	122,578
Del Monte Foods, Inc., Term Loan, 9.674%, (SOFR + 4.25%), 5/16/29		299	291,484
Nomad Foods US, LLC, Term Loan, 11/12/29(10)		600	601,313
Shearer's Foods, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 9/23/27		194	194,054
Sovos Brands Intermediate, Inc., Term Loan, 9.131%, (SOFR + 3.50%), 6/8/28		269	269,835
United Petfood Group B.V., Term Loan, 6.466%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	350	364,179
			$ 1,984,930
Gas Utilities — 0.9%
CQP Holdco, L.P., Term Loan, 8.973%, (SOFR + 3.50%), 6/5/28(11)		1,004	$ 1,005,030
			$ 1,005,030
Health Care Equipment & Supplies — 2.7%
Artivion, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 6/1/27		212	$ 206,363
Bayou Intermediate II, LLC, Term Loan, 9.966%, (SOFR + 4.50%), 8/2/28		393	383,175
Gloves Buyer, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 12/29/27		686	667,461
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		735	694,390
Medline Borrower, L.P., Term Loan, 8.681%, (SOFR + 3.25%), 10/23/28		985	983,769
			$ 2,935,158
Health Care Providers & Services — 8.7%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.402%, (SOFR + 3.75%), 9/7/28		568	$ 566,850
Biogroup-LCD, Term Loan, 6.754%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	125	127,503
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.39%, (SOFR + 8.00%), 1/15/26		1,047	895,307
Cano Health, LLC, Term Loan, 9.416%, (SOFR + 4.00%), 11/23/27		981	639,039
CCRR Parent, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 3/6/28		691	660,959
Cerba Healthcare S.A.S.:
Term Loan, 7.558%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	125	127,852
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare S.A.S.: (continued)
Term Loan, 7.858%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	150	$ 155,303
CHG Healthcare Services, Inc.:
Term Loan, 8.681%, (SOFR + 3.25%), 9/29/28		567	565,449
Term Loan, 9/29/28(10)		125	125,130
CNT Holdings I Corp., Term Loan, 8.80%, (SOFR + 3.50%), 11/8/27		684	683,237
Covis Finco S.a.r.l., Term Loan, 12.04%, (SOFR + 6.50%), 2/18/27		181	130,951
Electron BidCo, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 11/1/28		197	196,490
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(7)		134	159,990
Term Loan - Second Lien, 0.00%, 3/31/27(7)		943	219,255
IVC Acquisition, Ltd., Term Loan, 7.687%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	400	421,218
LSCS Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.61%), 12/16/28		172	169,681
Medical Solutions Holdings, Inc., Term Loan, 8.773%, (SOFR + 3.25%), 11/1/28		643	623,810
Option Care Health, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 10/27/28		98	98,619
Pacific Dental Services, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28		319	318,613
Phoenix Guarantor, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 3/5/26		733	729,335
Radiology Partners, Inc., Term Loan, 10.179%, (SOFR + 4.25%), 7/9/25		150	113,573
Sound Inpatient Physicians, Term Loan, 8.631%, (SOFR + 3.00%), 6/27/25		213	101,264
Surgery Center Holdings, Inc., Term Loan, 9.189%, (SOFR + 3.75%), 8/31/26		645	646,613
Synlab Bondco PLC, Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	158,538
TTF Holdings, LLC, Term Loan, 3/31/28(10)		600	601,000
U.S. Anesthesia Partners, Inc., Term Loan, 9.694%, (SOFR + 4.25%), 10/1/28		270	248,176
			$ 9,483,755
Health Care Technology — 4.1%
athenahealth Group, Inc., Term Loan, 8.568%, (SOFR + 3.25%), 2/15/29		533	$ 523,978
Certara, L.P., Term Loan, 9.184%, (SOFR + 3.50%), 8/15/26		470	471,101
eResearchTechnology, Inc., Term Loan, 9.931%, (SOFR + 4.50%), 2/4/27		146	143,602

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Imprivata, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 12/1/27		980	$ 981,124
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 12/18/28		271	220,763
PointClickCare Technologies, Inc., Term Loan, 8.76%, (SOFR + 3.00%), 12/29/27		293	292,134
Project Ruby Ultimate Parent Corp., Term Loan, 8.681%, (SOFR + 3.25%), 3/10/28		536	530,351
Symplr Software, Inc., Term Loan, 9.969%, (SOFR + 4.50%), 12/22/27		664	595,807
Verscend Holding Corp., Term Loan, 9.431%, (SOFR + 4.00%), 8/27/25		695	696,381
			$ 4,455,241
Hotels, Restaurants & Leisure — 3.7%
Carnival Corporation, Term Loan, 8.681%, (SOFR + 3.25%), 10/18/28		1,132	$ 1,128,450
ClubCorp Holdings, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 9/18/24		391	385,441
Fertitta Entertainment, LLC, Term Loan, 1/27/29(10)		600	595,091
Great Canadian Gaming Corporation, Term Loan, 9.658%, (SOFR + 4.00%), 11/1/26		444	445,264
Ontario Gaming GTA L.P., Term Loan, 9.64%, (SOFR + 4.25%), 8/1/30		125	125,244
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.908%, (SOFR + 8.25%), 6/23/26		269	232,523
Playa Resorts Holding B.V., Term Loan, 9.581%, (SOFR + 4.25%), 1/5/29		645	646,041
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 8/25/28		221	220,316
Wyndham Hotels & Resorts, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 5/24/30		224	224,979
			$ 4,003,349
Household Durables — 1.6%
Libbey Glass, Inc., Term Loan, 11.924%, (SOFR + 6.50%), 11/22/27		293	$ 280,251
Serta Simmons Bedding, LLC, Term Loan, 12.90%, (SOFR + 7.50%), 6/29/28		700	701,357
Solis IV B.V., Term Loan, 7.826%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	750	774,766
			$ 1,756,374
Household Products — 0.5%
Kronos Acquisition Holdings, Inc.:
Term Loan, 11.567%, (SOFR + 6.00%), 12/22/26		165	$ 165,123
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products (continued)
Kronos Acquisition Holdings, Inc.: (continued)
Term Loan, 12/22/26(10)		400	$ 398,393
			$ 563,516
Insurance — 1.5%
Alliant Holdings Intermediate, LLC, Term Loan, 11/5/27(10)		150	$ 149,925
AmWINS Group, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 2/19/28		199	198,713
AssuredPartners, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 2/12/27		686	685,445
NFP Corp., Term Loan, 8.681%, (SOFR + 3.25%), 2/16/27		586	580,038
			$ 1,614,121
Interactive Media & Services — 1.9%
Adevinta ASA:
Term Loan, 6.472%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	393	$ 416,191
Term Loan, 8.322%, (SOFR + 2.75%), 6/26/28		84	84,130
Arches Buyer, Inc., Term Loan, 8.666%, (SOFR + 3.25%), 12/6/27		792	776,283
Buzz Finco, LLC:
Term Loan, 8.166%, (SOFR + 2.75%), 1/29/27		265	265,209
Term Loan, 8.666%, (SOFR + 3.25%), 1/29/27		27	26,806
Getty Images, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 2/19/26		492	493,845
			$ 2,062,464
IT Services — 5.6%
Asurion, LLC:
Term Loan, 8.681%, (SOFR + 3.25%), 12/23/26		990	$ 973,256
Term Loan - Second Lien, 10.681%, (SOFR + 5.25%), 1/31/28		750	675,469
Term Loan - Second Lien, 10.681%, (SOFR + 5.25%), 1/20/29		325	287,930
Endure Digital, Inc., Term Loan, 8.792%, (SOFR + 3.50%), 2/10/28		990	964,302
Gainwell Acquisition Corp., Term Loan, 9.49%, (SOFR + 4.00%), 10/1/27		742	725,663
Go Daddy Operating Company, LLC, Term Loan, 11/9/29(10)		600	601,219
Indy US Bidco, LLC, Term Loan, 7.608%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	195	199,709
NAB Holdings, LLC, Term Loan, 8.54%, (SOFR + 3.00%), 11/23/28		792	791,204

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Rackspace Technology Global, Inc., Term Loan, 8.194%, (SOFR + 2.75%), 2/15/28		735	$ 338,846
Skopima Merger Sub, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 5/12/28		515	501,721
			$ 6,059,319
Leisure Products — 0.9%
Amer Sports Oyj, Term Loan, 7.648%, (6 mo. EURIBOR + 4.00%), 3/30/26	EUR	800	$ 844,139
Recess Holdings, Inc., Term Loan, 9.383%, (SOFR + 4.00%), 3/17/27		175	175,000
			$ 1,019,139
Life Sciences Tools & Services — 1.6%
Cambrex Corporation, Term Loan, 8.916%, (SOFR + 3.50%), 12/4/26		145	$ 144,104
Curia Global, Inc., Term Loan, 9.219%, (SOFR + 3.75%), 8/30/26		672	559,212
LGC Group Holdings, Ltd., Term Loan, 7.108%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	225	233,607
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.916%, (SOFR + 3.50%), 4/21/27		145	143,561
Sotera Health Holdings, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 12/11/26		300	299,391
Star Parent, Inc., Term Loan, 9/19/30(10)		400	391,615
			$ 1,771,490
Machinery — 7.3%
AI Aqua Merger Sub, Inc., Term Loan, 9.084%, (SOFR + 3.75%), 7/31/28		593	$ 587,316
Albion Financing 3 S.a.r.l., Term Loan, 10.857%, (SOFR + 5.25%), 8/17/26		393	394,146
Alliance Laundry Systems, LLC, Term Loan, 8.901%, (SOFR + 3.50%), 10/8/27		519	519,629
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28		255	245,516
Apex Tool Group, LLC, Term Loan, 10.674%, (SOFR + 5.25%), 2/8/29		346	317,906
Barnes Group, Inc., Term Loan, 8.416%, (SOFR + 3.00%), 9/3/30		150	150,402
Conair Holdings, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 5/17/28		588	563,745
Delachaux Group S.A., Term Loan, 9.869%, (SOFR + 4.50%), 4/16/26		158	155,203
EMRLD Borrower L.P., Term Loan, 8.316%, (SOFR + 3.00%), 5/31/30		325	324,949
Engineered Machinery Holdings, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 5/19/28		881	877,153
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Filtration Group Corporation, Term Loan, 8.931%, (SOFR + 3.50%), 10/21/28		172	$ 171,089
Gates Global, LLC, Term Loan, 7.816%, (SOFR + 2.50%), 3/31/27		757	756,646
Icebox Holdco III, Inc., Term Loan, 9.402%, (SOFR + 3.75%), 12/22/28		197	196,473
Madison IAQ, LLC, Term Loan, 8.689%, (SOFR + 3.25%), 6/21/28		249	245,435
Pro Mach Group, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 8/31/28		298	299,228
Roper Industrial Products Investment Company, LLC, Term Loan, 9.89%, (SOFR + 4.50%), 11/22/29		423	424,272
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29		523	522,643
Titan Acquisition Limited, Term Loan, 8.652%, (SOFR + 3.00%), 3/28/25		495	491,095
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	150	158,171
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		194	193,524
Zephyr German BidCo GmbH, Term Loan, 7.462%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	300	311,908
			$ 7,906,449
Media — 1.5%
Gray Television, Inc.:
Term Loan, 7.944%, (SOFR + 2.50%), 1/2/26		276	$ 274,811
Term Loan, 8.444%, (SOFR + 3.00%), 12/1/28		246	239,791
Hubbard Radio, LLC, Term Loan, 9.69%, (SOFR + 4.25%), 3/28/25		204	185,743
Nexstar Broadcasting, Inc., Term Loan, 7.931%, (SOFR + 2.50%), 9/18/26		127	127,338
Sinclair Television Group, Inc., Term Loan, 7.931%, (SOFR + 2.50%), 9/30/26		288	250,832
Univision Communications, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 3/15/26		587	586,088
			$ 1,664,603
Metals/Mining — 0.8%
Arsenal AIC Parent, LLC, Term Loan, 9.879%, (SOFR + 4.50%), 8/18/30		225	$ 224,944
Dynacast International, LLC, Term Loan, 14.517%, (SOFR + 9.00%), 10/22/25		161	123,969

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29		397	$ 376,704
WireCo WorldGroup, Inc., Term Loan, 9.695%, (SOFR + 4.25%), 11/13/28		112	111,620
			$ 837,237
Oil, Gas & Consumable Fuels — 1.5%
Freeport LNG Investments, LLP, Term Loan, 9.088%, (SOFR + 3.50%), 12/21/28		171	$ 169,730
Matador Bidco S.a.r.l., Term Loan, 9.916%, (SOFR + 4.50%), 10/15/26		670	673,477
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.692%, (SOFR + 3.25%), 10/5/28		245	245,389
Oxbow Carbon, LLC, Term Loan, 9.453%, (SOFR + 4.00%), 5/10/30(11)		150	149,532
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.431%, (SOFR + 8.00%), 8/27/26		378	376,945
			$ 1,615,073
Personal Products — 0.7%
Olaplex, Inc., Term Loan, 8.916%, (SOFR + 3.50%), 2/23/29		298	$ 251,119
Sunshine Luxembourg VII S.a.r.l., Term Loan, 9.24%, (SOFR + 3.75%), 10/1/26		536	536,176
			$ 787,295
Pharmaceuticals — 2.0%
Bausch Health Companies, Inc., Term Loan, 10.674%, (SOFR + 5.25%), 2/1/27		439	$ 357,853
Jazz Financing Lux S.a.r.l., Term Loan, 8.931%, (SOFR + 3.50%), 5/5/28		661	661,049
Mallinckrodt International Finance S.A.:
DIP Loan, 13.441%, (SOFR + 8.00%), 8/28/24		95	98,543
DIP Loan, 8/28/24(10)		50	52,151
Term Loan, 12.689%, (SOFR + 7.25%), 9/30/27		537	402,506
Term Loan, 12.939%, (SOFR + 7.50%), 9/30/27		876	659,837
			$ 2,231,939
Professional Services — 3.9%
AlixPartners, LLP:
Term Loan, 6.972%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	244	$ 256,470
Term Loan, 8.181%, (SOFR + 2.75%), 2/4/28		249	249,482
Apleona Holding GmbH, Term Loan, 6.764%, (3 mo. EURIBOR + 2.95%), 4/28/28	EUR	375	392,504
Camelot U.S. Acquisition, LLC, Term Loan, 8.431%, (SOFR + 3.00%), 10/30/26		453	453,603
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
CoreLogic, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 6/2/28	495	$ 458,550
EAB Global, Inc., Term Loan, 8.872%, (SOFR + 3.50%), 8/16/28	499	496,082
Employbridge Holding Company, Term Loan, 10.259%, (SOFR + 4.75%), 7/19/28	589	533,392
Genuine Financial Holdings, LLC, Term Loan, 9/20/30(10)	125	123,854
Neptune Bidco US, Inc., Term Loan, 10.399%, (SOFR + 5.00%), 4/11/29	599	540,039
Rockwood Service Corporation, Term Loan, 9.431%, (SOFR + 4.00%), 1/23/27	224	225,472
Vaco Holdings, LLC, Term Loan, 1/21/29(10)	500	482,291
		$ 4,211,739
Real Estate Management & Development — 0.2%
Greystar Real Estate Partners, LLC, Term Loan, 9.147%, (SOFR + 3.75%), 8/21/30	175	$ 175,000
		$ 175,000
Road & Rail — 1.1%
First Student Bidco, Inc.:
Term Loan, 8.652%, (SOFR + 3.00%), 7/21/28	81	$ 79,466
Term Loan, 8.655%, (SOFR + 3.00%), 7/21/28	217	211,428
Grab Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.50%), 1/29/26	507	510,561
Hertz Corporation (The):
Term Loan, 6/30/28(10)	336	335,855
Term Loan, 6/30/28(10)	64	64,423
		$ 1,201,733
Semiconductors & Semiconductor Equipment — 1.3%
Altar Bidco, Inc.:
Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(11)	619	$ 617,516
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30	125	122,032
Bright Bidco B.V., Term Loan, 14.366%, (SOFR + 9.00%), 6.366% cash, 8.00% PIK, 10/31/27	195	79,497
Entegris, Inc., Term Loan, 7.871%, (SOFR + 2.50%), 7/6/29(11)	554	554,398
		$ 1,373,443
Software — 21.5%
Applied Systems, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 9/18/26	199	$ 199,808
AppLovin Corporation, Term Loan, 8.416%, (SOFR + 3.10%), 8/14/30	561	559,671

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Aptean, Inc., Term Loan, 9.568%, (SOFR + 4.25%), 4/23/26		495	$ 493,347
AQA Acquisition Holding, Inc., Term Loan, 9.881%, (SOFR + 4.25%), 3/3/28		415	413,447
Astra Acquisition Corp.:
Term Loan, 10.902%, (SOFR + 5.25%), 10/25/28		267	201,538
Term Loan - Second Lien, 14.527%, (SOFR + 8.88%), 10/25/29		425	251,752
Banff Merger Sub, Inc.:
Term Loan, 7.858%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	120	126,494
Term Loan, 9.181%, (SOFR + 3.75%), 10/2/25		963	962,765
Term Loan - Second Lien, 10.931%, (SOFR + 5.50%), 2/27/26		225	225,000
CDK Global, Inc., Term Loan, 9.64%, (SOFR + 4.25%), 7/6/29		571	571,460
CentralSquare Technologies, LLC, Term Loan, 9.29%, (SOFR + 3.75%), 8/29/25		1,535	1,459,334
Cloud Software Group, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 3/30/29(11)		898	865,279
Cloudera, Inc.:
Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28		690	681,916
Term Loan - Second Lien, 11.416%, (SOFR + 6.00%), 10/8/29		200	190,667
Cornerstone OnDemand, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 10/16/28		345	328,805
Delta TopCo, Inc., Term Loan - Second Lien, 12.569%, (SOFR + 7.25%), 12/1/28		1,000	957,500
E2open, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 2/4/28		415	415,576
ECI Macola Max Holding, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 11/9/27		584	582,942
Epicor Software Corporation:
Term Loan, 8.681%, (SOFR + 3.25%), 7/30/27		495	495,017
Term Loan, 7/30/27(10)		250	250,625
Term Loan - Second Lien, 13.166%, (SOFR + 7.75%), 7/31/28		375	377,383
Fiserv Investment Solutions, Inc., Term Loan, 2/18/27(10)		450	424,500
Greeneden U.S. Holdings II, LLC, Term Loan, 9.431%, (SOFR + 4.00%), 12/1/27		708	709,771
Imperva, Inc., Term Loan, 9.627%, (SOFR + 4.00%), 1/12/26		683	684,835
Ivanti Software, Inc., Term Loan, 9.758%, (SOFR + 4.25%), 12/1/27		210	181,875
Magenta Buyer, LLC:
Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28		620	465,712
Term Loan - Second Lien, 13.881%, (SOFR + 8.25%), 7/27/29		275	127,875
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Marcel LUX IV S.a.r.l., Term Loan, 9.436%, (SOFR + 4.00%), 12/31/27		50	$ 50,118
Maverick Bidco, Inc., Term Loan, 9.269%, (SOFR + 3.75%), 5/18/28		282	275,325
McAfee, LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/1/29		691	676,993
Mediaocean, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/15/28		148	141,840
Open Text Corporation, Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30		670	670,566
Proofpoint, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 8/31/28		983	975,472
Quartz Acquireco, LLC, Term Loan, 8.818%, (SOFR + 3.50%), 6/28/30		225	225,000
Quest Software US Holdings, Inc., Term Loan, 9.769%, (SOFR + 4.25%), 2/1/29		399	333,729
RealPage, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 4/24/28		1,666	1,649,108
Redstone Holdco 2, L.P., Term Loan, 10.184%, (SOFR + 4.75%), 4/27/28		428	368,142
Skillsoft Corporation, Term Loan, 7/14/28(10)		300	283,937
SolarWinds Holdings, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/5/27		448	448,844
Sophia, L.P., Term Loan, 8.916%, (SOFR + 3.50%), 10/7/27		1,321	1,319,555
Ultimate Software Group, Inc. (The), Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26		1,063	1,061,903
Veritas US, Inc.:
Term Loan, 8.608%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	146	135,105
Term Loan, 10.431%, (SOFR + 5.00%), 9/1/25		544	473,479
Vision Solutions, Inc., Term Loan, 9.863%, (SOFR + 4.00%), 4/24/28		1,084	1,054,974
			$ 23,348,984
Specialty Retail — 4.7%
Boels Topholding B.V., Term Loan, 7.015%, (EURIBOR + 3.25%), 2/6/27(11)	EUR	237	$ 250,955
Great Outdoors Group, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 3/6/28		1,264	1,263,655
Harbor Freight Tools USA, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 10/19/27		980	973,657
Les Schwab Tire Centers, Term Loan, 8.692%, (SOFR + 3.25%), 11/2/27		742	740,510
LIDS Holdings, Inc., Term Loan, 11.06%, (SOFR + 5.50%), 12/14/26		98	93,750

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		783	$ 779,041
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28		980	978,673
			$ 5,080,241
Trading Companies & Distributors — 4.4%
DXP Enterprises, Inc., Term Loan, 10.627%, (SOFR + 5.25%), 12/23/27		317	$ 317,560
Electro Rent Corporation, Term Loan, 11.002%, (SOFR + 5.50%), 11/1/24		1,462	1,414,506
Patagonia Bidco Limited, Term Loan, 10.181%, (SONIA + 5.25%), 11/1/28	GBP	375	395,312
Spin Holdco, Inc., Term Loan, 9.664%, (SOFR + 4.00%), 3/4/28		1,254	1,088,453
SRS Distribution, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 6/2/28		744	738,256
White Cap Buyer, LLC, Term Loan, 9.066%, (SOFR + 3.75%), 10/19/27		496	495,940
Windsor Holdings III, LLC, Term Loan, 9.83%, (SOFR + 4.50%), 8/1/30		300	299,000
			$ 4,749,027
Transportation Infrastructure — 0.6%
Brown Group Holding, LLC, Term Loan, 8.068%, (SOFR + 2.75%), 6/7/28		635	$ 630,101
			$ 630,101
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 9.39%, (SOFR + 4.00%), 12/17/27		495	$ 489,357
			$ 489,357
Total Senior Floating-Rate Loans (identified cost $143,232,075)			$139,101,098

Warrants — 0.0%
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	2,169	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(4)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(13)	5,494,083	$ 5,494,083
Total Short-Term Investments (identified cost $5,494,083)		$ 5,494,083
Total Investments — 153.8% (identified cost $174,842,671)		$167,231,954
Less Unfunded Loan Commitments — (0.0)%(6)		$ (2,320)
Net Investments — 153.8% (identified cost $174,840,351)		$167,229,634
Other Assets, Less Liabilities — (53.8)%		$(58,510,565)
Net Assets Applicable to Common Shares — 100.0%		$108,719,069
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $17,063,776 or 15.7% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after September 30, 2023, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2023, the total value of unfunded loan commitments is $1,797.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,393,570	EUR	3,122,552	Standard Chartered Bank	10/3/23	$ 92,253	$ —
USD	3,310,030	EUR	3,122,551	Standard Chartered Bank	11/2/23	4,640	—
USD	1,784,341	EUR	1,633,358	Bank of America, N.A.	11/30/23	53,247	—
USD	966,321	EUR	884,911	Bank of America, N.A.	11/30/23	28,460	—
USD	1,114,066	EUR	1,020,502	State Street Bank and Trust Company	11/30/23	32,500	—
USD	257,367	EUR	235,771	The Toronto-Dominion Bank	11/30/23	7,488	—
USD	1,184,408	GBP	938,538	State Street Bank and Trust Company	11/30/23	38,931	—
USD	706,536	EUR	670,000	Australia and New Zealand Banking Group Limited	12/29/23	—	(4,836)
USD	706,841	EUR	670,000	Goldman Sachs International	12/29/23	—	(4,531)
USD	706,530	EUR	670,000	State Street Bank and Trust Company	12/29/23	—	(4,842)
USD	735,945	EUR	698,064	State Street Bank and Trust Company	12/29/23	—	(5,224)
USD	735,896	EUR	698,064	State Street Bank and Trust Company	12/29/23	—	(5,273)
						$257,519	$(24,706)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At September 30, 2023, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $5,494,083, which represents 5.0% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,163,645	$16,728,261	$(14,397,823)	$ —	$ —	$5,494,083	$54,533	5,494,083
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 11,513,331	$ —	$ 11,513,331
Closed-End Funds	3,251,232	—	—	3,251,232
Common Stocks	22,281	912,854	12,839	947,974
Corporate Bonds	—	6,924,236	—	6,924,236
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	138,884,226	214,552	139,098,778
Warrants	—	—	0	0
Miscellaneous	—	—	0	0
Short-Term Investments	5,494,083	—	—	5,494,083
Total Investments	$8,767,596	$158,234,647	$227,391	$167,229,634
Forward Foreign Currency Exchange Contracts	$ —	$ 257,519	$ —	$ 257,519
Total	$8,767,596	$158,492,166	$227,391	$167,487,153
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (24,706)	$ —	$ (24,706)
Total	$ —	$ (24,706)	$ —	$ (24,706)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Eaton Vance
Senior Income Trust
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2023 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.